Intangible assets, net - calculation of the impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment	$ (42,801)
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Net assets before impairment		$ 114,719
Impairment		(42,801)
Net assets after impairment		$ 71,918